Assets/Liabilities for Insurance Contracts - Assets Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Premiums Receivable	$ 1,157,672	$ 1,483,274
Credits with Reinsurers	641	8,247
Fees Receivables	3,714	3,777
Others	19,485	16,108
Total	$ 1,181,512	$ 1,511,406